Income Taxes Income Tax (Expense) Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current income tax expense	$ (521)	$ (648)	$ (146)
Deferred income tax expense	$ (2,059)	$ (1,237)	$ (710)
Effective income tax rate	6.30%	1.00%	1.60%